CONCENTRATION AND RISK	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 11. CONCENTRATION AND RISK

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, and other receivables. As of December 31, 2017 and 2016, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in Mainland China, which management believes are of high credit quality.

Currency convertibility risk

Significant part of the Company’s businesses is transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. These exchange control measures imposed by the PRC government authorities may restrict the ability of the Company’s PRC subsidiary to transfer its net assets, to the Company through loans, advances or cash dividends.

Concentration of customers

Two customers accounted for 54% and 46% of total revenue for the year ended December 31, 2017 and no outstanding accounts receivable balance as of December 31, 2017.

Four customers accounted for 47.7%, 14.9%, 13.7% and 13.0% of total revenue for the year ended December 31, 2016, respectively and collectively accounts for 100% of the total accounts receivable balance as of December 31, 2016.

One customer accounted for 100% of total revenue for the year ended December 31, 2015 and no outstanding accounts receivable balance as of December 31, 2015.

Concentration of suppliers

For the year ended December 31, 2017, there was no purchase of raw coking coal from our supplier. One supplier accounted for 100% of our accounts payable as of December 31, 2017.

Two suppliers accounted for 72% and 28% of our total purchase for the year ended December 31, 2016, respectively and accounted for 100% our accounts payable as of December 31, 2016.

One supplier accounted for 100% of our total purchase for the year ended December 31, 2015 and 100% of our accounts payable as of December 31, 2015.